STOCK OPTIONS AND WARRANTS (Details 6) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Derivative Liability, Noncurrent				$ 7,269
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.35		$ 1.35
Class of Warrant or Right, Outstanding		14,455		14,455		345
Valuation of Original Warrants	[1]			$ 8,847
Valuation of Anti-dilution Warrants	[1]			1,484
Fair Value Adjustment of Warrants	[1]			(3,062)
Original Warrants [Member]
Derivative Liability, Noncurrent				$ 5,705
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.35
Class of Warrant or Right, Outstanding				11,075	[2]	0
Valuation of Original Warrants	[1],[3]			$ 8,847
Valuation of Anti-dilution Warrants	[1]			0
Fair Value Adjustment of Warrants	[1],[4]			(3,142)
Agent Warrants [Member]
Derivative Liability, Noncurrent				$ 1,564
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.35
Class of Warrant or Right, Outstanding				3,035
Valuation of Original Warrants	[1]			$ 0
Valuation of Anti-dilution Warrants	[1],[5]			1,484
Fair Value Adjustment of Warrants		$ 14,000	$ 2,900	$ 80	[1],[4]

[1]	The Redeemable warrants are classified within Level 3 of the fair value hierarchy. Valuation of the warrants was performed by an independent valuation specialist at the original issuance dates and as of December 31, 2016. The valuation methodology was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. The valuation methodology for the redeemable warrants was performed through a hybrid model using Monte Carlo simulation, which considered possible future equity financing and liquidity scenarios, including an initial public offering, a sale of the business, and a liquidation of the Company. Key Level 3 assumptions inherent in the valuation methodology during 2016 include projected revenue multiples ranging from 1.7 to 2.0, volatility ranging from 44% to 65%, the risk-free interest rate ranging from 0.5% to 1.4%, a discount rate for lack of marketability ranging from 26% to 31%, and the overall discount rate of approximately 25%.
[2]	In order to maintain the number of shares equivalent to 5.0% of the Company’s fully-diluted share capital, the number of shares issuable under the original warrant increased in October 2016. The number of shares is subject to further increases if the Company completes additional equity offerings up to $10.0 million.
[3]	As discussed in Note 5, the original fair value of the warrants to purchase 11,075,027 shares of the Company’s Class A Common Stock was $8.8 million which is being accounted for as a debt issuance cost.
[4]	The adjustment to fair value of both warrants from the respective issuance dates through December 31, 2016 was a gain of $3.1 million, which is included in the loss on embedded derivatives and redeemable warrants, net for the year ended December 31, 2016.
[5]	As discussed in Note 6, the issuance of 56,441,036 shares of Series C Preferred Stock for $0.1772 per share increased the Company’s fully diluted share capital. Accordingly, an additional warrant was issued to the Origination Agent for 3,035,232 shares of the Company’s Class A Common Stock with an estimated fair value of $1.5 million, which is included in the loss on embedded derivatives and redeemable warrants, net in the accompanying consolidated statement of operations for the year ended December 31, 2016.